Trade Notes and Accounts Receivable, Net - Aging Analysis (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	$ 12,343,797	$ 14,486,184
1 to 90 days
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	3,634,710	4,180,830
91 to 180 days
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	1,386,243	1,182,634
More than 180 days
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	$ 4,044,530	$ 4,706,908